Annual Total Returns - Fidelity Advisor Freedom 2065 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom 2065 Fund	Jul. 15, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Class A
Bar Chart Table:
Annual Return 2020	16.98%
Annual Return 2021	15.73%